Operating Segments (Tables) (Bendon Limited)	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
DisclosureOfOperatingSegmentLineItems [Line Items]
Disclosure of Reconciliation of Segment Revenue to Profit or Loss and Other Comprehensive Income

Reconciliation of segment revenue to consolidated statements of profit or loss and other comprehensive income:

	6 months to 31 July 2018 NZ $000’s	6 months to 31 July 2017 NZ $000’s

Total segment revenue	65,736	71,095
Intersegment eliminations	(8,986)	(11,308)
Total revenue	56,750	59,787

Disclosure of Reconciliation of Segment EBITDA to Profit or Loss and Other Comprehensive Income

The Board meets on a monthly basis to assess the performance of each segment, net operating profit does not include non-operating revenue and expenses such as dividends, fair value gains and losses.

	6 months to 31 July 2018 NZ $000’s	6 months to 31 July 2017 NZ $000’s

Segment EBITDA	(15,436)	(16,285)
Income tax (expense)/benefit	411	(174)
Other revenue		-
Any other reconciling items	(11,069)	(2,754)
Total net loss after tax	(26,094)	(19,213)

Disclosure of Detailed Information About Geographical Information

In presenting information on the basis of geographical segments, segment revenue is based on the geographical location of customers whereas segment assets are based on the location of the assets.

	6 months to 31 July 2018 NZ $000’s	6 months to 31 July 2017 NZ $000’s

New Zealand	20,984	19,940
Australia	17,570	16,197
United States	14,383	15,496
Europe	3,813	8,154
	56,750	59,787

Disclosure of Detailed Information About Segment Performance

	NZ Retail NZ$000’s	AU Retail NZ$000’s	NZ Wholesale NZ$000’s	AU Wholesale NZ$000’s	US Wholesale NZ$000’s	EU Wholesale NZ$000’s	e-commerce NZ$000’s	Unallocated NZ$000’s	Total
For the 6 months ended 31 July 2018
Revenue from external customers	15,571	8,758	4,556	6,757	3,047	3,813	14,248	-	56,750
Service income	-	-	-	-	-	-	-	-	-
	15,571	8,758	4,556	6,757	3,047	3,813	14,248	-	56,750

Cost of sales	(7,612)	(4,246)	(3,695)	(5,246)	(2,923)	(3,007)	(10,234)	(2,109)	(39,072)
Gross margin	7,959	4,512	861	1,511	124	806	4,014	(2,109)	17,678
Other segment expenses*	(6,856)	(5,644)	(672)	(1,726)	(1,187)	(1,166)	(5,375)	-	(22,626)
Unallocated expenses
Administrative expenses	-	-	-	-	-	-	-	(661)	(661)
Corporate expenses	-	-	-	-	-	-	-	(10,672)	(10,672)
Other foreign exchange gain/loss	-	-	-	-	-	-	-	845	845
EBITDA	1,103	(1,132)	189	(215)	(1,063)	(360)	(1,361)	(12,597)	(15,436)
Brand transition, restructure and transaction expenses	-	-	-	-	-	-	-	(5,157)	(5,157)
Finance expense	-	-	-	-	-	-	-	(2,454)	(2,454)
Impairment expense	-	-	-	-	-	-	-	(4,182)	(4,182)
Depreciation and amortisation	-	-	-	-	-	-	-	(1,190)	(1,190)
Fair value (gain)/loss on foreign exchange contracts	-	-	-	-	-	-	-	2,306	2,306
Unrealised foreign exchange gain/(loss)	-	-	-	-	-	-	-	383	383
Fair value gain/(loss) on Convertible Note derivative	-	-	-	-	-	-	-	(775)	(775)
Loss before income tax expense	1,103	(1,132)	189	(215)	(1,063)	(360)	(1,361)	(23,666)	(26,505)
Income tax expense	-	-	-	-	-	-	-	411	411
Loss after income tax expense	1,103	(1,132)	189	(215)	(1,063)	(360)	(1,361)	(23,255)	(26,094)

	NZ Retail NZ$000’s	AU Retail NZ$000’s	NZ Wholesale NZ$000’s	AU Wholesale NZ$000’s	US Wholesale NZ$000’s	EU Wholesale NZ$000’s	e-commerce NZ$000’s	Unallocated NZ$000’s	Total
For the 6 months ended 31 July 2017
Revenue from external customers	15,072	8,030	4,092	6,497	4,803	8,154	13,139	-	59,787
	15,072	8,030	4,092	6,497	4,803	8,154	13,139	-	59,787

Cost of sales	(7,027)	(4,085)	(3,250)	(6,294)	(4,092)	(6,308)	(9,152)	-	(40,207)
Gross margin	8,045	3,946	842	203	711	1,846	3,987	-	19,580
Other segment expenses*	(6,462)	(5,335)	(449)	(1,997)	(1,507)	(1,504)	(5,407)	-	(22,661)
Unallocated expenses
Administrative expenses	-	-	-	-	-	-	-	(320)	(320)
Corporate expenses	-	-	-	-	-	-	-	(10,241)	(10,241)
Other foreign exchange gain/loss	-	-	-	-	-	-	-	(2,643)	(2,643)
EBITDA	1,583	(1,389)	393	(1,794)	(796)	342	(1,420)	(13,204)	(16,285)
Brand transition, restructure and transaction expenses	-	-	-	-	-	-	-	(1,112)	(1,112)
Finance expense	-	-	-	-	-	-	-	(4,776)	(4,776)
Depreciation and amortisation expense	-	-	-	-	-	-	-	(1,821)	(1,821)
Fair value (gain)/loss on foreign exchange contracts	-	-	-	-	-	-	-	(1,600)	(1,600)
Unrealised foreign exchange (gain)/loss	-	-	-	-	-	-	-	3,309	3,309
Fair value (gain)/loss on Convertible Note derivative	-	-	-	-	-	-	-	3,246	3,246
Loss before income tax expense	1,583	(1,389)	393	(1,794)	(796)	342	(1,420)	(15,958)	(19,039)
Income tax expense	-	-	-	-	-	-	-	(174)	(174)
Loss after income tax expense	1,583	(1,389)	393	(1,794)	(796)	342	(1,420)	(16,132)	(19,213)

* Other segment expenses relate to brand management expenses and some corporate expenses.

Bendon Limited [Member]
DisclosureOfOperatingSegmentLineItems [Line Items]
Disclosure of Reconciliation of Segment Revenue to Profit or Loss and Other Comprehensive Income

Reconciliation of segment revenue to consolidated statements of profit or loss and other comprehensive income:

	For the Year	For the 7 Months	For the Year	For the Year
	Ended 31	Ended 31	Ended 30	Ended 30
	January 2018	January 2017	June 2016	June 2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s
Total segment revenue	156,311	113,031	176,145	166,553
Intersegment eliminations	(24,923)	(16,747)	(32,855)	(27,739)
Other revenue	-	-	7,710	24
Total revenue	131,388	96,284	151,000	138,838

Disclosure of Reconciliation of Segment EBITDA to Profit or Loss and Other Comprehensive Income

The Board meets on a monthly basis to assess the performance of each segment, net operating profit does not include non-operating revenue and expenses such as dividends, fair value gains and losses.

	For the Year	For the 7 Months	For the Year	For the Year
	Ended 31	Ended 31	Ended 30	Ended 30
	January 2018	January 2017	June 2016	June 2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s
Segment EBITDA	(24,053)	(2,126)	10,470	3,420
Income tax (expense)/benefit	(60)	(865)	(5,546)	1,274
Other revenue	-	-	7,710	24
Any other reconciling items	(13,480)	(12,988)	(33,380)	(17,823)
Total net loss after tax	(37,593)	(15,979)	(20,746)	(13,105)

Disclosure of Detailed Information About Geographical Information

In presenting information on the basis of geographical segments, segment revenue is based on the geographical location of customers whereas segment assets are based on the location of the assets.

	For the Year	For the 7 Months	For the Year	For the Year
	Ended 31	Ended 31	Ended 30	Ended 30
	January 2018	January 2017	June 2016	June 2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s
New Zealand	46,665	30,676	62,109	54,834
Australia	38,208	32,913	53,193	51,997
United States	32,323	23,146	19,167	14,435
Europe	14,192	9,549	16,531	17,572
	131,388	96,284	151,000	138,838

Disclosure of Detailed Information About Segment Performance

	NZ Retail	AU Retail	NZ Wholesale	AU Wholesale	US Wholesale	EU Wholesale	e-commerce	Unallocated	Total
For the year ended 31 January 2018	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s
Revenue from external customers	34,269	18,236	10,453	15,512	6,390	14,192	32,234	-	131,286
Service income	-	-	-	-	-	-	-	102	102
	34,269	18,236	10,453	15,512	6,390	14,192	32,234	102	131,388
Cost of sales	(16,488)	(9,457)	(8,213)	(12,545)	(6,438)	(10,221)	(20,974)	(3,123)	(87,459)
Gross margin	17,781	8,779	2,240	2,967	(48)	3,971	11,260	(3,021)	43,929
Other segment expenses*	(13,451)	(11,329)	(1,068)	(3,781)	(3,301)	(2,904)	(11,520)	-	(47,354)
Unallocated expenses
Administrative expenses	-	-	-	-	-	-	-	(1,101)	(1,101)
Corporate expenses	-	-	-	-	-	-	-	(19,150)	(19,150)
Other foreign exchange gain/loss	-	-	-	-	-	-	-	(377)	(377)
EBITDA	4,330	(2,550)	1,172	(814)	(3,349)	1,067	(260)	(23,649)	(24,053)
Brand transition, restructure and transaction expenses	-	-	-	-	-	-	-	(3,272)	(3,272)
Finance expense	-	-	-	-	-	-	-	(8,791)	(8,791)
Impairment expense	-	-	-	-	-	-	-	(1,914)	(1,914)
Depreciation and amortisation	-	-	-	-	-	-	-	(3,030)	(3,030)
Fair value gain/(loss) on foreign exchange contracts	-	-	-	-	-	-	-	(502)	(502)
Unrealised foreign exchange gain/(loss)	-	-	-	-	-	-	-	1,636	1,636
Fair value gain/(loss) on Convertible Notes derivative	-	-	-	-	-	-	-	2,393	2,393
Loss before income tax expense	4,330	(2,550)	1,172	(814)	(3,349)	1,067	(260)	(37,129)	(37,533)
Income tax expense	-	-	-	-	-	-	-	(60)	(60)
Loss after income tax expense	4,330	(2,550)	1,172	(814)	(3,349)	1,067	(260)	(37,189)	(37,593)

	NZ Retail	AU Retail	NZ Wholesale	AU Wholesale	US Wholesale	EU Wholesale	e-commerce	Unallocated	Total
For the 7 months ended 31 January 2017	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s
Revenue from external customers	21,953	12,053	7,484	18,091	9,015	9,548	18,140	-	96,284
	21,953	12,053	7,484	18,091	9,015	9,548	18,140	-	96,284
Cost of sales	(9,707)	(5,592)	(4,961)	(11,431)	(6,934)	(6,277)	(11,902)	(340)	(57,144)
Gross margin	12,246	6,461	2,523	6,660	2,081	3,271	6,238	(340)	39,140
Other segment expenses*	(7,480)	(6,196)	(475)	(2,089)	(2,065)	(2,013)	(3,654)	(8,068)	(32,040)
Unallocated expenses
Administrative expenses	-	-	-	-	-	-	-	(541)	(541)
Corporate expenses	-	-	-	-	-	-	-	(8,082)	(8,082)
Other foreign exchange gain/loss	-	-	-	-	-	-	-	(603)	(603)
EBITDA	4,766	265	2,048	4,571	16	1,258	2,584	(17,634)	(2,126)
Brand transition, restructure and transaction expenses	-	-	-	-	-	-	-	(1,321)	(1,321)
Finance expense	-	-	-	-	-	-	-	(6,238)	(6,238)
Impairment expense	-	(281)	-	-	-	-	-	(11)	(292)
Depreciation and amortisation expense	-	-	-	-	-	-	-	(1,842)	(1,842)
Fair value gain/(loss) on foreign exchange contracts	-	-	-	-	-	-	-	(2,135)	(2,135)
Unrealised foreign exchange (gain)/loss	-	-	-	-	-	-	-	(568)	(568)
Fair value (gain)/loss on Convertible Note derivative	-	-	-	-	-	-	-	(592)	(592)
Loss before income tax expense	4,766	(16)	2,048	4,571	16	1,258	2,584	(30,341)	(15,114)
Income tax expense	-	-	-	-	-	-	-	(865)	(865)
Loss after income tax expense	4,766	(16)	2,048	4,571	16	1,258	2,584	(31,206)	(15,979)

* Other segment expenses relate to brand management expenses and some corporate expenses.

	NZ	AU	NZ	AU	US	EU
For the year ended 30	Retail	Retail	Wholesale	Wholesale	Wholesale	Wholesale	e-commerce	Unallocated	Total
June 2016	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s
Revenue from external customers	37,389	20,680	15,071	28,021	18,876	16,531	6,722	-	143,290
Service income	-	-	-	-	-	-	-	7,702	7,702
Other income	-	-	-	-	-	-	-	8	8
	37,389	20,680	15,071	28,021	18,876	16,531	6,722	7,710	151,000
Cost of sales	(16,053)	(8,930)	(10,721)	(18,056)	(14,540)	(11,658)	(3,582)	15	(83,525)
Gross margin	21,336	11,750	4,350	9,965	4,336	4,873	3,140	7,725	67,475
Other segment expenses*	(12,263)	(9,835)	(709)	(3,520)	(2,817)	(3,204)	(2,039)	(13,975)	(48,362)
Unallocated expenses
Administrative expenses	-	-	-	-	-	-	-	(801)	(801)
Corporate expenses	-	-	-	-	-	-	-	(13,002)	(13,002)
Other foreign exchange gain/loss	-	-	-	-	-	-	-	5,160	5,160
EBITDA	9,073	1,915	3,641	6,445	1,519	1,669	1,101	(14,893)	10,470
Brand transition, restructure and transaction expenses	-	-	-	-	-	-	-	(2,232)	(2,232)
Finance expense	-	-	-	-	-	-	-	(10,409)	(10,409)
Impairment expense	-	-	-	-	-	-	-	-	-
Depreciation and amortisation expense	-	-	-	(2,157)	-	-	-	(3,289)	(5,446)
Fair value gain/(loss) on foreign exchange contracts	-	-	-	-	-	-	-	(7,660)	(7,660)
Unrealised foreign exchange (gain)/loss	-	-	-	-	-	-	-	77	77
Loss before income tax expense	9,073	1,915	3,641	4,288	1,519	1,669	1,101	(38,406)	(15,200)
Income tax expense	-	-	-	-	-	-	-	(5,546)	(5,546)
Loss after income tax expense	9,073	1,915	3,641	4,288	1,519	1,669	1,101	(43,952)	(20,746)

* Other segment expenses relate to brand management expenses and some corporate expenses.

	NZ	AU	NZ	AU	US	EU
For the year ended 30	Retail	Retail	Wholesale	Wholesale	Wholesale	Wholesale	e-commerce	Unallocated	Total
June 2015	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s
Revenue from external customers	37,089	18,491	16,333	29,817	13,853	17,548	5,683	-	138,814
	-	-	-	-	-	-	-	24	24
	37,089	18,491	16,333	29,817	13,853	17,548	5,683	24	138,838
Cost of sales	(16,270)	(8,066)	(10,978)	(18,461)	(10,929)	(11,258)	(3,072)	3	(79,031)
Gross margin	20,819	10,425	5,355	11,356	2,924	6,290	2,611	27	59,807
Other segment expenses*	(11,885)	(7,624)	(1,787)	(2,449)	(2,536)	(3,266)	(1,991)	(10,665)	(42,203)
Unallocated expenses
Administrative expenses	-	-	-	-	-	-	-	(441)	(441)
Corporate expenses	-	-	-	-	-	-	-	(13,940)	(13,940)
Other foreign exchange gain/loss	-	-	-	-	-	-	-	197	197
EBITDA	8,934	2,801	3,568	8,907	388	3,024	620	(24,822)	3,420
Brand transition, restructure and transaction expenses	-	-	-	-	-	-	-	(12,182)	(12,182)
Finance expense	-	-	-	-	-	-	-	(5,870)	(5,870)
Depreciation and amortisation expense	-	-	-	-	-	-	-	(4,250)	(4,250)
Fair value gain/(loss) on foreign exchange contracts	-	-	-	-	-	-	-	6,330	6,330
Unrealised foreign exchange (gain)/loss	-	-	-	-	-	-	-	(1,827)	(1,827)
Loss before income tax expense	8,934	2,801	3,568	8,907	388	3,024	620	(42,621)	(14,379)
Income tax expense	-	-	-	-	-	-	-	1,274	1,274
Loss after income tax expense	8,934	2,801	3,568	8,907	388	3,024	620	(41,347)	(13,105)

* Other segment expenses relate to brand management expenses and some corporate expenses.